27. REVENUE (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Average of the implicit rates	6.86%
Non-recurring tax provision due	R$ 135
Tariff flag revenue	47
Revenue recognized for the tariff subsidies	R$ 1,035	R$ 1,079